Investments (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Net profit (loss) for the year		R$ (820,391)	R$ 13,961,620	R$ (7,015,306)
Equity		6,108,217	6,203,828	(3,866,518)	R$ 3,944,706
Investment1 member
IfrsStatementLineItems [Line Items]
Net profit (loss) for the year	[1]	76,450	312	(63,525)
Equity	[1]	R$ 110,040	R$ 50,064
Interest in total and voting capital (%)		33.20%	33.20%
Investment 2 [Member]
IfrsStatementLineItems [Line Items]
Net profit (loss) for the year	[2]	R$ (3,977)
Equity	[2]	80,757
Associate member
IfrsStatementLineItems [Line Items]
Net profit (loss) for the year	[3]	53,617	R$ 45,490	R$ 6,019
Equity	[3]	R$ 252,053	R$ 205,568
Interest in total and voting capital (%)		20.00%	20.00%

[1]	RPR's main activities are the refining, processing and sale and import of oil, its byproducts and correlated products. The percentage of Braskem's equity interest in the capital of RPR on December 31, 2022 is 33.20% (2021: 33.20%).
[2]	Bioglycols was incorporated in March 2022, which currently is in the pre-operational phase. Its main activities will be the production and marketing of monoethylene glycol (MEG) and monopropylene glycol (MPG).
[3]	Borealis' main activities are the production and commercialization of petrochemical byproducts and correlated products. The percentage of Braskem's ownership interest in the capital of Borealis on December 31, 2022 is 20% (2021: 20%).